RELATED-PARTY BALANCES AND TRANSACTIONS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings	R$ 22,899,968	R$ 27,905,234
Tax foreclosure	10,869	10,717
Others	487,297	489,471
Total	23,398,134	28,405,422
Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	19,279,934	21,858,819
Others	481,725	482,723
Total	19,761,659	22,341,542
Local Currency [Member] | Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,620,034	6,046,415
Tax foreclosure	10,869	10,717
Others	5,572	6,748
Total	R$ 3,636,475	6,063,880
Local Currency [Member] | Guarantees [member] | Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 09/19/2056 and Indefinite
Borrowings	R$ 3,251,444	3,966,722
Tax foreclosure	10,869	10,717
Others	4,972	4,828
Total	R$ 3,267,285	3,982,267
Local Currency [Member] | Guarantees [member] | Controladas Do Grupo [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 01/10/2028 and Indefinite
Borrowings	R$ 368,590	2,079,693
Others	600	1,920
Total	369,190	2,081,613
Currency Of U S D [Member] | Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	3,533,000	3,530,000
Total	R$ 3,533,000	3,530,000
Currency Of U S D [Member] | Guarantees [member] | C S N Inova Ventures [Member]
IfrsStatementLineItems [Line Items]
Maturities	01/28/2028
Borrowings	R$ 1,300,000	1,300,000
Total	R$ 1,300,000	1,300,000
Currency Of U S D [Member] | Guarantees [member] | C S N Resources [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 04/08/2032
Borrowings	R$ 2,233,000	2,230,000
Total	2,233,000	2,230,000
Currency Of E U R [Member] | Guarantees [member]
IfrsStatementLineItems [Line Items]
Others	75,000	75,000
Total	R$ 75,000	75,000
Currency Of E U R [Member] | Guarantees [member] | Lusosider Acos Planos [Member]
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Others	R$ 75,000	75,000
Total	R$ 75,000	R$ 75,000